Property and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
Property and equipment consists of (in thousands):

	June 30, 2021	June 30, 2020	June 30, 2019

Lab equipment	$592	$862	$309
Software	1,534	744	—
Office equipment	84	31	—
Office furniture	35	10	—
Leasehold improvements	576	—	—
Construction in process	—	113	—

Total	2,821	1,760	309
Less accumulated depreciation and amortization	(331)	(105)	(31)

	$2,490	$1,655	$278

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter	As of June 30, 2021, the expected amortization expense for the next five years and thereafter is as follows:

2022	123
2023	124
2024	124
2025	124
2026	124
Thereafter	606

$1,225